Schedule of accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 423	¥ 2,119
Value-added tax payable	273	296
Rental payable		131
Others	281	624
Total	¥ 977	¥ 3,170